DEFERRED INCOME	12 Months Ended
Dec. 31, 2022
DEFERRED INCOME
DEFERRED INCOME

22)  DEFERRED INCOME

	12.31.22	12.31.21
Contractual Liabilities (costumers contracts) (1)	865,407	619,881
Sale of goods and fixed assets (2)	78,027	91,058
Government grants	28,162	39,341
Other	11,827	8,230
Total	983,423	758,510

Current	845,645	604,646
Non-current	137,778	153,864

(1)Refers to the balance of contractual liabilities of customers, deferred when they relate to performance obligations satisfied over time.

(2)	Includes the net balances of the residual values from sale of non-strategic towers and rooftops, transferred to income as the conditions for recognition are met.

Below, we present the changes in contractual liabilities (contracts with customers), mainly represented by the sale of prepaid credits.

Balance on 12.31.20	529,179
Additions	7,496,088
Write-offs, net	(7,405,386)
Balance on 12.31.21	619,881
Additions	7,794,042
Write-offs, net	(7,583,863)
Business combination - Garliava (Note 2.d)	35,347
Balance on 12.31.22	865,407

Below, we present the expected terms for the realization of contractual, non-current liabilities.

Year
2023	819,835
2024	27,720
2025	2,748
2026	3,594
2027	3,382
2028 onwards	8,128
Total	865,407